Summary of Significant Accounting Policies and Critical Accounting Estimates (Cash and Cash Equivalents) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Cash at bank and on hand	$ 260,830	$ 238,056
Short-term bank deposits	131,837	92,247
Cash and cash equivalents	$ 392,667	$ 330,303	$ 394,037	$ 221,133